Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Trade and Other Receivables
Note 9 - Trade and Other Receivables

Composition

	December 31,
	2017	2018
	NIS millions	NIS millions
Current
Trade Receivables*
Open accounts	475	423
Checks and credit cards receivables	173	141
Accrued income	109	122
Current maturity of long-term receivables	523	466
	1,280	1,152
Other Receivables
Prepaid expenses	76	66
Others	13	18
	89	84
	1,369	1,236
Non-current
Trade receivables*	412	370
Rights of use of communications lines	337	342
Deposits and other receivables	30	22
Loan to a customer	107	114
Other	9	4
	895	852
	2,264	2,088

* Net of allowance for doubtful debts.

The Group is exposed to credit risks and impairment losses related to trade and other receivables as disclosed in Note 21.

Non-current trade receivables balances are in respect of equipment sold in installments (mainly 36 monthly payments) which current amount as of December 31, 2018, is calculated at a 3.3% annual discount rate (December 31, 2017 - 3.3%).